2. SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Raw materials	$ 884	$ 1,013
Work in process	304	268
Finished goods	136	96
Inventory reserve	(144)	(184)
Total	$ 1,180	$ 1,193